GOODWILL AND INTANGIBLES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
GOODWILL [Abstract]
Beginning balance		$ 35,218	$ 35,283
Acquired through business combination	[1]	10,619
Foreign currency translation adjustments		1,635	(65)
Ending balance		$ 47,472	$ 35,218

[1]	Deriving from Lioli and Omicron acquisitions (see also Note 1(b) and 1(c))